Related-party transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related-party transactions
37.	Related-party transactions
The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors, and is applicable to all the Petrobras Group, in accordance with the Company’s by-laws.
In order to ensure the goals of the Company are achieved and to align them with transparency of processes and corporate governance best practices, this policy guides Petrobras while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•	Prioritization of the Company’s interests regardless of the counterparty;

•	Arm’s length basis;

•	Compliance with market conditions, especially concerning terms, prices and guarantees or with adequate compensatory payment;

•	Accurate and timely disclosure in accordance with applicable authorities.
The Audit Committee must approve in advance transactions between the Company and its associates, the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, taking into account the materiality established by this policy. The Audit Committee reports monthly to the Board of Directors.
Transactions with entities controlled by key management personnel or by their close family members are also approved in advance by the Audit Committee regardless of the amount involved.
Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, which are under the scope of Board of Directors approval, must be preceded by the Audit Committee and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.
The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.
37.1. Transactions with joint ventures, associates, government entities and pension plans
The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

	12.31.2019		12.31.2018
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	224	47	—	—
Natural Gas Transportation Companies	150	717	92	336
State-controlled gas distributors (joint ventures)	338	104	307	114
Petrochemical companies (associates)	47	29	90	7
Other associates and joint ventures	35	203	193	408

Subtotal	794	1,100	682	865

Brazilian government – Parent and its controlled entities
Government bonds	1,580	—	1,958	—
Banks controlled by the Brazilian Government	8,584	4,904	7,445	10,332
Receivables from the Electricity sector (note 13.4)	334	—	4,400	—
Petroleum and alcohol account - receivables from the Brazilian Government	304	—	307	—
Diesel Price Subsidy Program	—	—	400	—
Brazilian Federal Government - dividends	—	417	—	324
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	—	20	—	144
Others	45	43	64	121

Subtotal	10,847	5,384	14,574	10,921

Pension plans	60	110	59	96

Total	11,701	6,594	15,315	11,882

Current	2,849	1,904	4,345	2,528
Non-Current	8,852	4,690	10,970	9,354

Total	11,701	6,594	15,315	11,882

(*)	Purchase of crude oil and natural gas and Production Individualization Agreements (AIPs).

The income/expenses of significant transactions are set out in the following table:

	2019	2018	2017
	Jan-Dec	Jan-Dec	Jan-Dec
Joint ventures and associates
Petrobras Distribuidora (BR)	7,242	—	—
Natural Gas Transportation Companies	(1,858)	(932)	(1,040)
State-controlled gas distributors (joint ventures)	2,812	2,306	2,203
Petrochemical companies (associates)	2,926	3,762	3,847
Other associates and joint ventures	208	36	407

Subtotal	11,330	5,172	5,417

Brazilian government – Parent and its controlled entities
Government bonds	107	109	153
Banks controlled by the Brazilian Government	(652)	(902)	(1,466)
Receivables from the Electricity sector (note 5.4)	300	1,713	643
Petroleum and alcohol account - receivables from the Brazilian Government	8	92	1
Diesel Price Subsidy Program	—	1,559	—
Brazilian Federal Government - dividends	(4)	3	—
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(110)	(461)	—
Others	(130)	144	227

Subtotal	(482)	2,257	(442)

Total	10,848	7,429	4,975

Revenues, mainly sales revenues	13,748	8,733	7,517
Purchases and services	(2,591)	(2,239)	(1,588)
Foreign exchange and inflation indexation charges, net	(395)	(316)	239
Finance income (expenses), net	87	1,251	(1,193)

Total	10,848	7,429	4,975

In addition to the aforementioned transactions, Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for hydrocarbons located in the pre-salt
area limited to the production of five billion barrels of oil equivalent. For detailed information on Assignment Agreement, see note 9.
During the second quarter of 2019, the wholly owned subsidiary Transpetro signed an agreement with Transportadora Associada de Gás SA—TAG, an associate of Petrobras since June 13, 2019, to provide technical support services for gas transportation for a period of ten years.
For more information on the disposal of TAG, see note 9.
37.1.1. Diesel Price Subsidy Program
In 2018, after risk assessment, the Company joined the Diesel Price Subsidy Program established by the Brazilian Federal Government, specifically for that year. This program granted reimbursements to diesel producers and importers to the extent that their selling prices to the domestic distributors were equal or lower than prices determined by relevant regulation.
Through December 31, 2018, the Company accounted for US$ 1,415 as revenues with respect to sales within the second and third phases of the program. Of this amount, US$ 1,157 was disbursed to the Company in 2018, and the remaning balance through February 2019.
37.1.2. Accounting policy
A government grant is recognized when there is reasonable assurance that the grant will be received and the Company will comply with the conditions attached to the grant.
37.1.3. Petroleum and Alcohol accounts - Receivables from the Brazilian Federal Government
Pursuant to Provisional Measure 2,181 of August 24, 2001, the Brazilian Federal Government may settle the balance of receivables related to the Petroleum and Alcohol accounts by using National Treasury Notes in an amount equal to the outstanding balance, or allow the Company to offset the outstanding balance against amounts payable to the Federal Government, including taxes payable, or both.

Following several negotiation attempts at the administrative level, the Company filed a lawsuit in July 2011 to collect the receivables. In October 2016, the court ruled in favor of the Company disallowing the use of an alleged debt from the liquidated company of the group, Petrobras Comércio Internacional S.A. – Interbrás, by the Brazilian Federal Government, when offsetting the outstanding balance. In July 2017, the Brazilian Federal Government appealed the ruling and, shortly after, the Regional Federal Court (
Tribunal Regional Federal
– TRF) denied the appeal, sustained the aforementioned ruling from 2016 and determined the settlement of the amount owed by the Brazilian Federal Government including inflation charges from August 2011 based on the National Consumer Price Index – IPCA and interest at rates provided for the Brazilian Federal Justice.
In September 2018, the Brazilian Supreme Court ruled on a decision of including inflation indexation on an amount to be paid by the Brazilian Federal Government with respect to another proceeding in which the Company is not a party. According to this decision, such inflation charges were stayed and this decision affects all similar claims in which the Brazilian Federal Government is a party.
In October 2019, the Superior Federal Court (
Superior Tribunal Federal
- STF) dismissed the Brazilian Federal Government’s appeal, maintaining the inflation indexation by the
IPCA-E,
according to the TRF ruling. Considering that the STF decision mentioned above has not yet become final and that the Brazilian Federal Government may challenge the Compliance with Judgment that Petrobras would present, the indexation to the
IPCA-E,
amounting to US$ 277 at December 31, 2019, remains unrecorded as it is classified as a contingent asset.
As of December 31, 2018, the balance of receivables related to the Petroleum and Alcohol accounts was US$ 304 (US$ 307 as of December 31, 2018), recorded within non-current
assets.
On November 1, 2019, Petrobras presented Compliance with Judgment in the case file, intending to receive the amounts due by the Brazilian Federal Government. The proceeding is awaiting a decision from the judge and a subpoena of the Federal Government to proceed.
37.2. Compensation of key management personnel
The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (
Plano de Cargos e Salários e de Benefícios e Vantagens
).
The compensation of employees (including those occupying managerial positions) and officers in December 2019 and December 2018 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	Dec/2019	Dec/2018
Lowest compensation	928	973
Average compensation	4,985	4,961
Highest compensation	26,602	27,219
Compensation of highest paid Petrobras officer	28,038	30,659
The compensation of Executive Officers and Board Members of Petrobras parent company, which are based on the assumptions governed by the Secretariat of Management and Governance of the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST) and the Ministry of Mines and Energy, is set out as follows

	Jan-Dec/2019			Jan-Dec/2018
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	2.9	0.3	3.2	3.6	0.4	4.0
Social security and other employee-related taxes	1.0	—	1.0	1.0	—	1.0
Post-employment benefits (pension plan)	0.4	—	0.4	0.3	—	0.3
Variable compensation	2.8	—	2.8	1.4	—	1.4
Benefits due to termination of tenure	0.4	—	0.4	0.5	—	0.5

Total compensation recognized in the statement of income	7.5	0.3	7.8	6.8	0.4	7.2

Total compensation paid	6.0	—	6.0	4.9	0.4	5.3

Average number of members in the period (*)	7.67	9.75	17.42	7.92	10.08	18.00
Average number of paid members in the period (**)	7.67	5.00	12.67	7.92	6.00	13.92

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.
For the year ended December 31, 2019, charges related to compensation of the board members and executive officers of the Petrobras group amounted to US$ 15 (US$ 24.2 for the year ended December 31, 2018).

On September 30, 2019, the Company’s Extraordinary General Meeting approved a change in the overall compensation for executive officers and board members, given the creation of the Executive Office of Digital Transformation and Innovation, setting the total compensation threshold at US$ 8.2 from April 2019 to March 2020.
The compensation of the Advisory Committees to the Board of Directors is apart from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.
In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Audit Committee or Audit Committee of the Petrobras Conglomerate are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 431 thousand for the year ended December 31, 2019 (US$ 507 thousand with social security and related charges).
In 2018, the Board of Directors approved the variable compensation program (PRV) of the Board of Executive Officers for the year 2018. The amount of compensation to be paid varies according to the percentage of achievement of the financial and operational targets. The program foresees compensations being disbursed through 5 years.
Exemption from damage (indemnity)
The company’s bylaws establishes the obligation to indemnify and keep the officers without losses, members with statutory functions and other employees and agents that legally act through officers’ delegation, so as to cope with certain expenses related to arbitration, judicial or administrative processes that involve acts performed in the exercise of their duties or powers, since the date of your possession or the since the beginning of the contractual relation with the Company.
The period of the agreement coverage began on December18, 2018 and continues until the occurrence of the following events, whichever comes last: (i) the end of the fifth (5th) year following the date on which the beneficiary leave, for any reason, to exercise the mandate, function or position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities. The maximum exposure established by the company (global limit for all eventual claims) until April 2020 is US$ 500.
Indemnity agreements shall not cover: (i) acts covered under and insurance policy purchased by the Company, as formally recognized and implemented by the insurance company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries; (iv) self-interested acts or in favor of third parties that damage the company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; (iv) other cases where a manifest conflict of interest with the company is established. It is worth noting that after a final unappealable decision, if it is proved that the act performed by the beneficiary is not subject to indemnification, the beneficiary is obligated to return the advanced amounts to the company.
In case of potential conflicts of interest, it is important to mention that the company may hire outside professionals, with a principled, impartial and independent reputation and with a strong experience to evaluate eventual indemnity lawsuits, verifying whether or not the act will be covered. In addition, the beneficiary of an indemnity agreement would be prevented from attending meetings or discussions concerning the payment approval of his or her own expenses.